Cash And Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2012
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalent

	December 31, 2012	December 31, 2011
Cash on hand and at banks	$6,348	$8,333
Short-term deposits	36,498	32,967

Total cash and cash equivalents	$42,846	$41,300